COREFUNDS, INC.
                             Elite Cash Reserve Fund
                          Elite Government Reserve Fund
                           Elite Treasury Reserve Fund
                           Elite Tax-Free Reserve Fund

                         Supplement Dated April 1, 1997
                    to the Prospectus dated November 1, 1996

This supplement contains new information beyond that contained in the Prospectus, and should be read and retained in conjunction with such prospectus.


Effective April 1, 1997, CoreStates Investment Advisors, Inc. will reduce its fee waivers on the Class Y and Class C shares of the Elite Funds. In connection with this change, the following information replaces the "Transaction and Operating Expense Tables" set forth on pages 3 and 4 of the Funds' Prospectus:

Transaction and Operating Expense Table

The purpose of the following tables is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Class Y or Class C shares of the Funds. The information contained in the tables should not be considered a representation of future expenses. Actual expenses may be more or less than those shown.


                                                                               Elite         Elite           Elite       Elite Tax-
                                                                               Cash        Government      Treasury     Free Reserve
                                                                              Reserve       Reserve         Reserve
Class Y Shares
Shareholder Transaction Expenses
    Maximum Sales Load Imposed on Purchases...............................     none           none           none           none
    Maximum Sales Load Imposed on Reinvested Dividends....................     none           none           none           none
    Deferred Sales Load...................................................     none           none           none           none
    Redemption Fee........................................................     none           none           none           none
    Exchange Fee..........................................................     none           none           none           none
Annual Fund Operating Expenses* (as a percentage of net assets):
    Investment Advisory Fees After Fee Waivers(1).........................     .08%           .08%           .08%           .08%
    12b-1 Fees............................................................     .00%           .00%           .00%           .00%
    Other Expenses(2).....................................................     .12%           .12%           .12%           .12%
    Net Annual Fund Operating Expenses(3).................................     .20%           .20%           .20%           .20%
Example
         You would pay the following                         1 year             $ 2           $ 2             $ 2           $ 2
         expenses on a $1,000 investment,                    3 year               6             6               6             6
         assuming (1) a 5% annual return                     5 year              11            11              11            11
         and (2) redemption at the end                      10 year              26            26              26            26
         of each time period.
----------------------------------------------------------------------------------------------------------------------------------


*    Fees shown have been restated to reflect current fees.
1 Absent voluntary waivers, the Adviser's investment advisory fees are calculated at the annual rate of .20% of the average net assets of each Fund.
2 Includes (among others) administrative, legal, auditing, and printing fees. Absent voluntary waivers, the Administrator's fee is calculated at the annual rate of .25% of each Fund's average net assets.
3 The Adviser and the Administrator have voluntarily waived a portion of their fees in order to assist the Funds in maintaining a competitive expense ratio. The expense ratios noted herein are net of the investment advisory and administrative fee waivers expected to be in effect during the fiscal period ending June 30, 1997. Absent any fee waivers, such expense ratios would be .50%, .50%, .50% and .50% for the Elite Cash Reserve, Elite Government Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve, respectively.



WA02A/9345.2

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

                                                                               Elite         Elite           Elite       Elite Tax-
                                                                               Cash        Government      Treasury     Free Reserve
                                                                              Reserve       Reserve         Reserve
Class C Shares
Shareholder Transaction Expenses
    Maximum Sales Load Imposed on Purchases...............................     none           none           none           none
    Maximum Sales Load Imposed on Reinvested Dividends....................     none           none           none           none
    Deferred Sales Load...................................................     none           none           none           none
    Redemption Fee........................................................     none           none           none           none
    Exchange Fee..........................................................     none           none           none           none
Annual Fund Operating Expenses* (as a percentage of net assets):
    Investment Advisory Fees After Fee Waivers(1).........................     .08%           .08%           .08%           .08%
    12b-1 Fees............................................................     .25%           .25%           .25%           .25%
    Other Expenses(2).....................................................     .12%           .12%           .12%           .12%
    Net Annual Fund Operating Expenses(3).................................     .45%           .45%           .45%           .45%
Example
         You would pay the following                        1 year              $ 5           $ 5             $ 5           $ 5
         expenses on a $1,000 investment,                   3 year               14            14              14            14
         assuming (1) a 5% annual return                    5 year               25            25              25            25
         and (2) redemption at the end                     10 year               57            57              57            57
         of each time period.
---------------------------------------------------------------------------------------------------------------------------------

*    Fees shown have been restated to reflect current fees.
1 Absent voluntary waivers, the Adviser's investment advisory fees are calculated at the annual rate of .20% of the average net assets of each Fund.
2 Includes (among others) administrative, legal, auditing, and printing fees. Absent voluntary waivers, the Administrator's fee is calculated at the annual rate of .25% of each Fund's average net assets.
3 The Adviser and the Administrator have voluntarily waived a portion of their fees in order to assist the Funds in maintaining a competitive expense ratio. The expense ratios noted herein are net of investment advisory and administrative fee waivers expected to be in effect during the fiscal period ending June 30, 1997. Absent any fee waivers, such expense ratios would be .75%, .75%, .75% and .75% for Elite Cash Reserve, Elite Government Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve, respectively.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

WA02A/9345.2

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